Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Cash Flows from Operating Activities
Net Income		$ 1,865	$ 1,565	$ 5,023	$ 2,727
Adjustments to determine net cash flows provided by operating activities:
Securities (gains), other than trading (Note 2)		(49)	(36)	(143)	(146)
Depreciation of premises and equipment		246	252	730	724
Depreciation of other assets		7	14	24	50
Amortization of intangible assets		277	284	832	724
Provision for credit losses (Note 3)		906	492	2,238	1,732
Deferred taxes		146	(547)	(118)	(669)
Changes in operating assets and liabilities:
Trading securities		(8,011)	(12,468)	(43,770)	(18,612)
Derivative assets		1,949	(564)	7,679	20,820
Derivative liabilities		762	1,359	(3,997)	(19,324)
Current income taxes		587	54	711	(1,032)
Accrued interest receivable and payable		280	902	1,119	2,254
Brokers, dealers and clients receivable and payable		(2,841)	6,904	1,527	5,444
Other items and accruals, net		(4,137)	903	(5,749)	3,606
Deposits		25,062	19,643	56,597	28,645
Loans		(16,492)	(4,268)	(20,644)	(14,455)
Securities sold but not yet purchased		(2,263)	(1,055)	(3,630)	7,410
Securities lent or sold under repurchase agreements		4,234	(7,088)	19,285	(11,734)
Securities borrowed or purchased under resale agreements		161	3,242	(2,415)	(1,963)
Securitization and structured entities' liabilities		(663)	1,090	9,024	(170)
Net Cash Provided by Operating Activities		2,026	10,678	24,323	6,031
Cash Flows from Financing Activities
Net increase (decrease) in liabilities of subsidiaries		(2,042)	(2,347)	(8,810)	2,456
Proceeds from issuance of covered bonds			2,916		8,027
Redemption/buyback of covered bonds				(2,327)	(8,175)
Proceeds from issuance of subordinated debt		1,000		1,000
Proceeds from issuance of preferred shares, net of issuance costs (Note 5)		1,018		2,368	648
Redemption of preferred shares (Note 5)		(850)		(850)
Net proceeds from issuance of common shares (Note 5)		17	6	48	3,324
Net sale (purchase) of treasury shares			(1)	8
Cash dividends and distributions paid		(1,245)	(742)	(2,659)	(2,047)
Cash dividends paid to non-controlling interest				(3)
Repayment of lease liabilities		(91)	(92)	(276)	(259)
Net Cash Provided by (Used in) Financing Activities		(2,193)	(260)	(11,501)	3,974
Cash Flows from Investing Activities
Net decrease in interest bearing deposits with banks		791	489	553	924
Purchases of securities, other than trading		(21,789)	(7,645)	(62,007)	(35,096)
Maturities of securities, other than trading		6,919	5,669	20,008	15,595
Proceeds from sales of securities, other than trading		9,338	5,896	26,605	19,318
Premises and equipment – net purchases		(196)	(190)	(576)	(566)
Purchased and developed software – net purchases		(217)	(178)	(556)	(572)
Acquisitions	[1]		(155)		(15,107)
Net Cash Provided by (Used in) Investing Activities		(5,154)	3,886	(15,973)	(15,504)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		213	(1,537)	(22)	(705)
Net increase (decrease) in Cash and Cash Equivalents		(5,108)	12,767	(3,173)	(6,204)
Cash and Cash Equivalents at Beginning of Period		79,869	68,495	77,934	87,466
Cash and Cash Equivalents at End of Period		74,761	81,262	74,761	81,262
Net cash provided by operating activities includes:
Interest paid in the period	[2]	12,083	9,313	33,564	23,493
Income taxes paid in the period		471	319	1,548	2,302
Interest received in the period		16,519	14,571	46,995	37,729
Dividends received in the period		$ 732	$ 698	$ 1,923	$ 1,777

[1]	This amount is net of $63 million and $3,646 million cash and cash equivalents acquired as part of acquisitions for the three and nine months ended July 31, 2023. To mitigate changes in the Canadian dollar equivalent of the purchase price on close, we entered into forward contracts, which qualified for hedge accounting.
[2]	Includes dividends paid on securities sold but not yet purchased.